Schedule of Other Income, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Reimbursed SPA costs						$ 539
Other, net					33	150
Other income, net	$ 35	$ (22)	$ 65	$ 30	$ 33	$ 689